6. NOTES RECEIVABLE FROM BIOMEDX, INC	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
NOTES RECEIVABLE FROM BIOMEDX, INC

On November 1, 2016, the Company purchased an Original Issue Discount Convertible Promissory Note from BioMedx, Inc. The Company paid $260,000 for the Note with a principal amount of $286,000. The Note matured one year from issuance and bears interest at 5%. The principal and interest was convertible into BioMedx common stock at the option of the Company. The Company received 150,000 shares of BioMedx common stock as partial consideration for purchasing the Note. In addition, if BioMedx does not repay the Promissory Note, the Company would have the right to convert the Promissory Note into 51% of the ownership of BioMedx.

In addition, the Company and BioMedx agreed to negotiate in good faith to enter into a joint development agreement and subsequent merger transaction prior to December 31, 2017.

Due to the uncertainty involved with a start-up company, The Company’s management determined that the value of the Promissory Note and BioMedx common stock was zero at December 31, 2016 and recorded an impairment reserve for the full value as of December 31, 2016. During the three months ended March 31, 2017, BioMedx paid the Company $290,608 in full satisfaction of the Note. The Company recorded the gain as a reduction in SG&A expense during the three months ended March 31, 2017. In addition, the Company has not valued the 150,000 shares of BioMedx common stock.